6. Accounts receivable, net (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful debts: Balance at beginning	¥ (48)
Balance at end	(57)	¥ (48)
ZHEJIANG JIAHUAN
Allowance for doubtful debts: Balance at beginning	(131)	(8,000)
Recovered	99	7,869
Balance at end	¥ (32)	¥ (131)